Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$329,834,393

Total Investments (Cost — $265,505,748) — 100.0%	329,834,393

Liabilities in Excess of Other Assets — (0.0)%	(148,337)

Net Assets — 100.0%	$329,686,056

BlackRock LifePath Dynamic 2030 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $329,834,393 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 104.8%

Equity Funds — 64.2%
Active Stock Master Portfolio	$117,931,805	$117,931,805
BlackRock Advantage Emerging Markets Fund — Class K(a)	2,134,950	21,349,501
BlackRock Tactical Opportunities Fund — Class K	739,389	10,092,661
International Tilts Master Portfolio	36,532,766	36,532,766
iShares Developed Real Estate Index Fund — Class K	925,154	10,435,733
iShares Edge MSCI Multifactor International ETF	131,745	3,359,497
iShares Edge MSCI Multifactor USA ETF	104,656	3,340,620
iShares MSCI EAFE Small-Cap ETF(c)	149,391	8,549,647

		211,592,230

Fixed Income Funds — 30.9%
CoreAlpha Bond Master Portfolio	$68,045,955	68,045,955

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$174,489	$20,291,326
Master Total Return Portfolio	13,603,960	13,603,960

		101,941,241

Short-Term Securities — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(b)(c)	2,021,108	2,022,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(b)	30,091,392	30,091,392

		32,113,510

Total Affiliated Investment Companies — 104.8% (Cost — $311,280,302)		345,646,981

Liabilities in Excess of Other Assets — (4.8)%		(15,798,934)

Net Assets — 100.0%		$329,848,047

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$116,921,680	$1,010,125	$—	$117,931,805	$117,931,805	$1,762,341		$8,575,695	$21,873,033
BlackRock Advantage Emerging Markets Fund — Class K	1,841,392	511,661	(218,103)	2,134,950	21,349,501	—		(170,098)	1,097,055
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	7,025,957	—	(5,004,849)	2,021,108	2,022,118	15,400	(c)	5,512	9
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	927,237	29,164,155	—	30,091,392	30,091,392	161,808		—	—
BlackRock Tactical Opportunities Fund	745,753	40,352	(46,716)	739,389	10,092,661	—		15,524	(2,810)
CoreAlpha Bond Master Portfolio(b)	$64,489,702	$3,556,253	$—	$68,045,955	68,045,955	1,554,702		1,972,303	5,565,321
International Tilts Master Portfolio(b)	$33,994,754	$2,538,012	$—	$36,532,766	36,532,766	1,017,298		168,352	5,627,347
iShares Developed Real Estate Index Fund — Class K	—	1,283,897	(358,743)	925,154	10,435,733	1		(3,587)	42,376
iShares International Developed Real Estate ETF(d)	—	99,432	(99,432)	—	—	14,779		(18,288)	—
iShares U.S. Real Estate ETF(d)	—	54,486	(54,486)	—	—	—		(4,889)	—
iShares Edge MSCI Multifactor International ETF	278,178	—	(146,433)	131,745	3,359,497	113,832		320,322	204,944
iShares Edge MSCI Multifactor USA ETF	142,679	16,341	(54,364)	104,656	3,340,620	49,273		129,328	421,713
iShares MSCI EAFE Small-Cap ETF	132,778	16,613	—	149,391	8,549,647	123,808		—	715,848
iShares TIPS Bond ETF	120,087	70,691	(16,289)	174,489	20,291,326	239,096		24,362	888,024
Master Total Return Portfolio(b)	$10,741,999	$2,861,961	$—	$13,603,960	13,603,960	449,624		202,171	918,576

					$345,646,981	$5,501,962		$11,216,707	$37,351,436

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/ investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Lifepath Dynamic Master Portfolio.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	39	12/19/19	$5,865	$35,351
Ultra Long U.S. Treasury Bond	3	12/19/19	576	(3,871)
E-Mini MSCI EAFE Index	90	12/20/19	8,543	(13,569)
Russell 2000 E-Mini Index	118	12/20/19	8,998	(319,739)
S&P 500 E-Mini Index	67	12/20/19	9,978	(55,023)

				(356,851)

Short Contracts
10-Year U.S. Treasury Note	78	12/19/19	10,164	34,013
10-Year U.S. Ultra Long Treasury Bond	31	12/19/19	4,415	37,946

				71,959

				$(284,892)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,000	USD	4,042	Standard Chartered Bank	10/15/19	$10
AUD	205,000	USD	138,296	State Street Bank and Trust Co.	10/15/19	134
CAD	22,000	USD	16,484	Deutsche Bank AG	10/15/19	126
CAD	1,000	USD	754	JPMorgan Chase Bank N.A.	10/15/19	1
CAD	16,000	USD	12,066	JPMorgan Chase Bank N.A.	10/15/19	14
CAD	267,000	USD	201,020	Standard Chartered Bank	10/15/19	559
GBP	23,000	USD	28,061	Bank of America N.A.	10/15/19	234
GBP	9,000	USD	10,999	Barclays Bank PLC	10/15/19	73
HKD	279,000	USD	35,603	Citibank N.A.	10/15/19	1
HKD	2,969,000	USD	378,844	JPMorgan Chase Bank N.A.	10/15/19	43
HKD	171,000	USD	21,817	UBS AG	10/15/19	5
ILS	119,000	USD	33,673	Bank of America N.A.	10/15/19	582
JPY	54,000	USD	500	Goldman Sachs International	10/15/19	—
JPY	4,030,000	USD	37,301	State Street Bank and Trust Co.	10/15/19	2
SGD	9,000	USD	6,509	Citibank N.A.	10/15/19	3
SGD	6,000	USD	4,326	JPMorgan Chase Bank N.A.	10/15/19	15
SGD	7,000	USD	5,046	State Street Bank and Trust Co.	10/15/19	19
SGD	32,000	USD	23,061	UBS AG	10/15/19	95
USD	679	AUD	1,000	BNP Paribas S.A.	10/15/19	4
USD	150,501	AUD	222,000	JPMorgan Chase Bank N.A.	10/15/19	591
USD	256,946	AUD	378,000	State Street Bank and Trust Co.	10/15/19	1,694
USD	110,093	AUD	163,000	UBS AG	10/15/19	24
USD	12,107	CAD	16,000	Standard Chartered Bank	10/15/19	27
USD	75,585	CHF	75,000	Bank of America N.A.	10/15/19	354
USD	81,096	CHF	80,000	JPMorgan Chase Bank N.A.	10/15/19	849
USD	5,674	EUR	5,000	Bank of America N.A.	10/15/19	219
USD	647,701	EUR	588,000	Bank of America N.A.	10/15/19	6,180
USD	18,599	EUR	17,000	Deutsche Bank AG	10/15/19	51
USD	18,737	EUR	17,000	Deutsche Bank AG	10/15/19	190
USD	2,248	EUR	2,000	Goldman Sachs International	10/15/19	66
USD	37,743	EUR	34,000	Goldman Sachs International	10/15/19	649
USD	60,918	EUR	55,000	JPMorgan Chase Bank N.A.	10/15/19	912
USD	9,036	EUR	8,000	Nomura International PLC	10/15/19	307
USD	3,371	EUR	3,000	State Street Bank and Trust Co.	10/15/19	98
USD	5,534	EUR	5,000	State Street Bank and Trust Co.	10/15/19	79
USD	5,558	EUR	5,000	State Street Bank and Trust Co.	10/15/19	103
USD	18,947	EUR	17,000	State Street Bank and Trust Co.	10/15/19	399
USD	40,775	EUR	36,000	State Street Bank and Trust Co.	10/15/19	1,498
USD	153,557	EUR	136,000	State Street Bank and Trust Co.	10/15/19	5,178
USD	6,217	GBP	5,000	Barclays Bank PLC	10/15/19	66
USD	8,746	GBP	7,000	Deutsche Bank AG	10/15/19	134
USD	307,186	GBP	246,000	JPMorgan Chase Bank N.A.	10/15/19	4,555
USD	18,738	GBP	15,000	Standard Chartered Bank	10/15/19	285
USD	13,580	GBP	11,000	State Street Bank and Trust Co.	10/15/19	48
USD	83,163	JPY	8,802,000	BNP Paribas S.A.	10/15/19	1,688
USD	875,801	JPY	93,905,000	Standard Chartered Bank	10/15/19	6,582
USD	230,363	JPY	24,813,000	State Street Bank and Trust Co.	10/15/19	685
USD	2,857	NOK	25,000	BNP Paribas S.A.	10/15/19	109
USD	5,410	NOK	48,000	BNP Paribas S.A.	10/15/19	132

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	133,600	NOK	1,140,000	Bank of America N.A.	10/15/19	$8,262
USD	815	NOK	7,000	Citibank N.A.	10/15/19	45
USD	5,660	NOK	49,000	Goldman Sachs International	10/15/19	273
USD	4,355	NOK	39,000	JPMorgan Chase Bank N.A.	10/15/19	67
USD	815	NOK	7,000	Standard Chartered Bank	10/15/19	45
USD	1,841	NOK	16,000	State Street Bank and Trust Co.	10/15/19	82
USD	18,543	NOK	167,000	State Street Bank and Trust Co.	10/15/19	182
USD	6,956	NZD	11,000	BNP Paribas S.A.	10/15/19	66
USD	6,302	NZD	10,000	State Street Bank and Trust Co.	10/15/19	38
USD	123,315	SEK	1,194,000	Citibank N.A.	10/15/19	1,920
USD	3,737	SEK	36,000	Deutsche Bank AG	10/15/19	77
USD	5,627	SEK	54,000	Deutsche Bank AG	10/15/19	137
USD	9,029	SEK	87,000	State Street Bank and Trust Co.	10/15/19	183
USD	60,659	SEK	591,000	State Street Bank and Trust Co.	10/15/19	571
USD	133,173	SGD	184,000	Bank of America N.A.	10/15/19	29
USD	199,742	SGD	275,000	State Street Bank and Trust Co.	10/15/19	749

						48,398

AUD	220,000	USD	154,151	Bank of America N.A.	10/15/19	(5,592)
AUD	26,000	USD	17,560	Deutsche Bank AG	10/15/19	(3)
AUD	20,000	USD	13,845	Goldman Sachs International	10/15/19	(339)
AUD	77,000	USD	52,689	Goldman Sachs International	10/15/19	(693)
AUD	10,000	USD	6,905	JPMorgan Chase Bank N.A.	10/15/19	(152)
AUD	4,000	USD	2,801	Nomura International PLC	10/15/19	(99)
AUD	21,000	USD	14,534	Nomura International PLC	10/15/19	(353)
AUD	14,000	USD	9,763	Standard Chartered Bank	10/15/19	(310)
AUD	231,000	USD	156,431	State Street Bank and Trust Co.	10/15/19	(444)
CAD	1,000	USD	758	Bank of America N.A.	10/15/19	(3)
CAD	14,000	USD	10,670	Citibank N.A.	10/15/19	(100)
CAD	36,000	USD	27,664	Standard Chartered Bank	10/15/19	(485)
CAD	1,000	USD	761	State Street Bank and Trust Co.	10/15/19	(6)
CHF	17,000	USD	17,283	BNP Paribas S.A.	10/15/19	(231)
CHF	138,000	USD	141,043	Bank of America N.A.	10/15/19	(2,617)
EUR	4,000	USD	4,518	BNP Paribas S.A.	10/15/19	(154)
EUR	11,000	USD	12,102	Bank of America N.A.	10/15/19	(101)
EUR	13,000	USD	14,554	Bank of America N.A.	10/15/19	(371)
EUR	40,000	USD	44,296	Bank of America N.A.	10/15/19	(655)
EUR	6,000	USD	6,727	Goldman Sachs International	10/15/19	(181)
EUR	11,000	USD	12,316	JPMorgan Chase Bank N.A.	10/15/19	(315)
EUR	33,000	USD	36,321	JPMorgan Chase Bank N.A.	10/15/19	(317)
EUR	44,000	USD	48,409	JPMorgan Chase Bank N.A.	10/15/19	(404)
EUR	4,000	USD	4,508	Nomura International PLC	10/15/19	(144)
EUR	38,000	USD	42,801	Nomura International PLC	10/15/19	(1,342)
EUR	6,000	USD	6,746	Standard Chartered Bank	10/15/19	(200)
EUR	4,000	USD	4,522	State Street Bank and Trust Co.	10/15/19	(158)
EUR	16,000	USD	17,632	State Street Bank and Trust Co.	10/15/19	(175)
EUR	16,000	USD	18,156	State Street Bank and Trust Co.	10/15/19	(699)
EUR	50,000	USD	55,736	State Street Bank and Trust Co.	10/15/19	(1,185)
EUR	65,000	USD	72,018	State Street Bank and Trust Co.	10/15/19	(1,101)
EUR	567,000	USD	622,834	State Street Bank and Trust Co.	10/15/19	(4,225)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	91,000	USD	114,594	Bank of America N.A.	10/15/19	$(2,646)
GBP	1,000	USD	1,252	Barclays Bank PLC	10/15/19	(22)
GBP	203,000	USD	251,269	Goldman Sachs International	10/15/19	(1,537)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	1,000	USD	1,248	State Street Bank and Trust Co.	10/15/19	(18)
GBP	10,000	USD	12,497	State Street Bank and Trust Co.	10/15/19	(195)
HKD	120,000	USD	15,338	Citibank N.A.	10/15/19	(24)
HKD	247,000	USD	31,597	State Street Bank and Trust Co.	10/15/19	(77)
HKD	22,000	USD	2,812	UBS AG	10/15/19	(5)
JPY	26,000,000	USD	241,917	Bank of America N.A.	10/15/19	(1,251)
JPY	69,731,000	USD	648,995	Bank of America N.A.	10/15/19	(3,539)
JPY	1,079,000	USD	10,060	Deutsche Bank AG	10/15/19	(72)
JPY	1,510,000	USD	14,001	Deutsche Bank AG	10/15/19	(24)
JPY	1,728,000	USD	16,277	Deutsche Bank AG	10/15/19	(282)
JPY	248,000	USD	2,358	Goldman Sachs International	10/15/19	(63)
JPY	1,691,000	USD	15,743	Goldman Sachs International	10/15/19	(91)
JPY	2,076,000	USD	19,641	Goldman Sachs International	10/15/19	(425)
JPY	881,000	USD	8,339	JPMorgan Chase Bank N.A.	10/15/19	(184)
JPY	1,009,000	USD	9,549	JPMorgan Chase Bank N.A.	10/15/19	(209)
JPY	3,739,000	USD	35,449	JPMorgan Chase Bank N.A.	10/15/19	(840)
JPY	3,854,000	USD	35,748	JPMorgan Chase Bank N.A.	10/15/19	(74)
JPY	177,000	USD	1,650	Nomura International PLC	10/15/19	(11)
JPY	266,000	USD	2,486	Nomura International PLC	10/15/19	(24)
JPY	593,000	USD	5,517	Nomura International PLC	10/15/19	(28)
JPY	989,000	USD	9,161	Nomura International PLC	10/15/19	(7)
JPY	1,564,000	USD	14,804	Nomura International PLC	10/15/19	(327)
JPY	2,566,000	USD	23,753	Nomura International PLC	10/15/19	(1)
JPY	2,786,000	USD	26,292	Nomura International PLC	10/15/19	(504)
JPY	2,828,000	USD	26,642	Nomura International PLC	10/15/19	(465)
JPY	817,000	USD	7,706	Standard Chartered Bank	10/15/19	(144)
JPY	1,233,000	USD	11,633	Standard Chartered Bank	10/15/19	(220)
JPY	2,513,000	USD	23,747	Standard Chartered Bank	10/15/19	(485)
JPY	7,929,000	USD	74,884	Standard Chartered Bank	10/15/19	(1,490)
JPY	1,164,000	USD	11,036	State Street Bank and Trust Co.	10/15/19	(261)
JPY	1,485,000	USD	14,011	State Street Bank and Trust Co.	10/15/19	(265)
JPY	1,686,000	USD	15,708	State Street Bank and Trust Co.	10/15/19	(102)
JPY	2,992,000	USD	27,712	State Street Bank and Trust Co.	10/15/19	(17)
JPY	5,140,000	USD	47,901	State Street Bank and Trust Co.	10/15/19	(323)
NOK	661,000	USD	72,839	Bank of America N.A.	10/15/19	(165)
NOK	84,000	USD	9,240	JPMorgan Chase Bank N.A.	10/15/19	(5)
NOK	753,000	USD	83,245	JPMorgan Chase Bank N.A.	10/15/19	(456)
NZD	21,000	USD	14,025	Standard Chartered Bank	10/15/19	(871)
SEK	17,000	USD	1,807	BNP Paribas S.A.	10/15/19	(79)
SEK	27,000	USD	2,902	Bank of America N.A.	10/15/19	(157)
SEK	962,000	USD	103,165	Bank of America N.A.	10/15/19	(5,358)
SEK	61,000	USD	6,391	Barclays Bank PLC	10/15/19	(189)
SEK	134,000	USD	14,317	Deutsche Bank AG	10/15/19	(693)
SEK	74,000	USD	7,553	JPMorgan Chase Bank N.A.	10/15/19	(30)
SEK	48,000	USD	5,142	State Street Bank and Trust Co.	10/15/19	(262)
SEK	639,000	USD	65,724	State Street Bank and Trust Co.	10/15/19	(756)
SGD	5,000	USD	3,619	Citibank N.A.	10/15/19	(1)
SGD	9,000	USD	6,569	Citibank N.A.	10/15/19	(56)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	20,000	USD	14,476	Citibank N.A.	10/15/19	(4)
SGD	4,000	USD	2,921	Goldman Sachs International	10/15/19	(27)
SGD	3,000	USD	2,173	Standard Chartered Bank	10/15/19	(2)
SGD	221,000	USD	162,699	Standard Chartered Bank	10/15/19	(2,782)
SGD	4,000	USD	2,905	State Street Bank and Trust Co.	10/15/19	(11)
SGD	5,000	USD	3,657	State Street Bank and Trust Co.	10/15/19	(39)
SGD	6,000	USD	4,384	State Street Bank and Trust Co.	10/15/19	(43)
SGD	10,000	USD	7,280	State Street Bank and Trust Co.	10/15/19	(44)
SGD	82,000	USD	59,457	State Street Bank and Trust Co.	10/15/19	(121)
SGD	36,000	USD	26,141	UBS AG	10/15/19	(91)
USD	47,132	AUD	70,000	State Street Bank and Trust Co.	10/15/19	(136)
USD	21,890	CAD	29,000	Citibank N.A.	10/15/19	(5)
USD	3,773	CAD	5,000	Deutsche Bank AG	10/15/19	(2)
USD	17,335	CAD	23,000	State Street Bank and Trust Co.	10/15/19	(30)
USD	214,941	CAD	285,000	State Street Bank and Trust Co.	10/15/19	(228)
USD	14,663	GBP	12,000	Citibank N.A.	10/15/19	(99)
USD	16,925	GBP	14,000	Citibank N.A.	10/15/19	(298)
USD	14,576	GBP	12,000	State Street Bank and Trust Co.	10/15/19	(186)
USD	20,661	GBP	17,000	State Street Bank and Trust Co.	10/15/19	(253)
USD	25,388	HKD	199,000	BNP Paribas S.A.	10/15/19	(7)
USD	16,062	HKD	126,000	Citibank N.A.	10/15/19	(17)
USD	414,353	HKD	3,248,000	Deutsche Bank AG	10/15/19	(139)
USD	29,972	HKD	235,000	Goldman Sachs International	10/15/19	(17)
USD	10,333	ILS	36,000	Bank of America N.A.	10/15/19	(29)
USD	11,438	ILS	40,000	Bank of America N.A.	10/15/19	(76)
USD	12,335	ILS	43,000	Nomura International PLC	10/15/19	(42)
USD	248,396	JPY	26,838,000	State Street Bank and Trust Co.	10/15/19	(26)
CAD	482,647	USD	364,875	Bank of America N.A.	12/18/19	(103)
CAD	5,511,903	USD	4,181,538	Bank of America N.A.	12/18/19	(15,795)
EUR	6,100,000	USD	6,743,086	Deutsche Bank AG	12/18/19	(54,808)
EUR	10,085,713	USD	11,228,676	Deutsche Bank AG	12/18/19	(170,307)

						(294,264)

	Net unrealized depreciation					$(245,866)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$77,418,985	$—	$—	$77,418,985
Short-Term Securities	32,113,510	—	—	32,113,510

Subtotal	$109,532,495	$—	$—	$109,532,495

Investments Valued at Net Asset Value (“NAV”)(a)				236,114,486

Total Investments				$345,646,981

Derivative Financial Instruments(b)
Assets:
Equity contracts	$35,351	$—	$—	$35,351
Forward foreign currency contracts	—	48,398	—	48,398
Interest rate contracts	71,959	—	—	71,959
Liabilities:
Equity contracts	(388,331)	—	—	(388,331)
Forward foreign currency contracts	—	(294,264)	—	(294,264)
Interest rate contracts	(3,871)	—	—	(3,871)

	$(284,892)	$(245,866)	$—	$(530,758)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.